UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc. f/k/a Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	3/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2010

Prudential Jennison Small Company Fund, Inc.

(Formerly known as Jennison Small Company Fund, Inc.)

Fund Type Small/mid-cap stock Objective Capital growth

This report is not authorized for distribution
to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Small Company Fund, Inc. to the Prudential Jennison Small Company Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class R, 1.60%; Class X, 1.85%; Class Z, 0.85%. Net operating expenses apply to: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class R, 1.35%; Class X, 1.85%; Class Z, 0.85%, after contractual reduction through 1/31/2011.

Cumulative Total Returns (Without Sales Charges) as of 3/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	14.70%	57.88%	33.16%	107.01%	—
Class B	14.36	56.62	27.18	90.59	—
Class C	14.24	56.87	28.12	91.98	—
Class L	14.54	57.53	N/A	N/A	–1.72% (3/2/07)
Class M	14.56	56.80	N/A	N/A	–3.80 (3/2/07)
Class R	14.46	57.05	31.29	N/A	54.38 (5/10/04)
Class X	14.52	56.80	N/A	N/A	–3.06 (3/2/07)
Class Z	14.78	58.38	34.41	111.53	—
Russell 2500 Index	14.76	65.71	21.94	60.21	—
S&P SmallCap 600 Index	14.17	64.00	18.63	90.04	—
Lipper Average	12.90	63.07	17.05	90.08	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	49.20%	4.70%	6.94%	—
Class B	51.62	4.79	6.66	—
Class C	55.87	5.08	6.74	—
Class L	48.48	N/A	N/A	–2.46%(3/2/07)
Class M	50.80	N/A	N/A	–2.08 (3/2/07)
Class R	57.05	5.60	N/A	7.65 (5/10/04)
Class X	50.80	N/A	N/A	–2.11 (3/2/07)
Class Z	58.38	6.09	7.78	—
Russell 2500 Index	65.71	4.05	4.83	—
S&P SmallCap 600 Index	64.00	3.48	6.63	—
Lipper Average	63.07	3.03	6.14	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Russell 2500 Index, S&P SmallCap 600 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other Prudential Investments funds). The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. Russell 2500 Index Closest Month-End to Inception cumulative total returns are –8.29% for Class L, M, and X; 38.62% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns are –2.55% for Class L, M, and X; 5.67% for Class R.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are –7.67% for Class L, M, and X; 38.75% for Class R.

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are –2.55% for Class L, M, and X; 5.69% for Class R.

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total returns are –10.17% for Class L, M, and X; 33.43% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are –3.57% for Class L, M, and X; 4.84% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 2500 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/10
SBA Communications Corp. (Class A), Wireless Telecommunication Services	2.3%
StanCorp Financial Group, Inc., Insurance	2.1
United Natural Foods, Inc., Food & Staples Retailing	1.7
NTELOS Holdings Corp., Wireless Telecommunication Services	1.7
PSS World Medical, Inc., Healthcare Providers & Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/10
Healthcare Providers & Services	8.6%
Insurance	5.9
Oil, Gas & Consumable Fuels	5.0
Real Estate Investment Trusts	4.8
Semiconductors & Semiconductor Equipment	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2009, at the beginning of the period, and held through the six-month period ended March 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,147.00	1.15%	$6.16
	Hypothetical	$1,000.00	$1,019.20	1.15%	$5.79

Class B	Actual	$1,000.00	$1,143.60	1.85%	$9.89
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class C	Actual	$1,000.00	$1,142.40	1.85%	$9.88
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class L	Actual	$1,000.00	$1,145.40	1.35%	$7.22
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79

Class M	Actual	$1,000.00	$1,145.60	1.85%	$9.90
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class R	Actual	$1,000.00	$1,144.60	1.35%	$7.22
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79

Class X	Actual	$1,000.00	$1,145.20	1.85%	$9.89
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class Z	Actual	$1,000.00	$1,147.80	0.85%	$4.55
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 96.0%

Aerospace & Defense 1.0%
510,121	Moog, Inc. (Class A Stock)(a)	$18,068,486

Air Freight & Logistics 0.9%
1,059,000	UTI Worldwide, Inc.	16,223,880

Biotechnology 0.4%
330,500	Amylin Pharmaceuticals, Inc.(a)(b)	7,432,945

Capital Markets 2.4%
813,100	Eaton Vance Corp.	27,271,374
1,100,340	Janus Capital Group, Inc.(b)	15,723,859

		42,995,233

Chemicals 1.8%
392,700	Albemarle Corp.	16,740,801
421,600	Intrepid Potash, Inc.(a)(b)	12,787,128
142,400	Spartech Corp.(a)	1,666,080

		31,194,009

Commercial Banks 1.7%
381,894	Bank of The Ozarks, Inc.(b)	13,438,850
58,204	BOK Financial Corp.(b)	3,052,218
393,000	First Interstate Bancsystem, Inc. (Class A Stock)	6,386,250
197,800	Prosperity Bancshares, Inc.	8,109,800

		30,987,118

Commercial Services & Supplies 2.7%
287,600	Clean Harbors, Inc.(a)(b)	15,979,056
843,370	Mobile Mini, Inc.(a)(b)	13,063,801
561,326	Waste Connections, Inc.(a)	19,062,631

		48,105,488

Communications Equipment 3.0%
661,400	ADTRAN, Inc.(b)	17,427,890
895,500	CommScope, Inc.(a)(b)	25,091,910
40,400	Meru Networks, Inc.(a)	774,468
353,046	NETGEAR, Inc.(a)	9,214,501

		52,508,769

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 0.8%
240,694	Compellent Technologies, Inc.(a)(b)	$4,224,180
594,000	On Track Innovations Ltd.(a)	1,294,920
292,701	Synaptics, Inc.(a)(b)	8,081,474

		13,600,574

Construction & Engineering 2.3%
734,900	Chicago Bridge & Iron Co. N.V. (Class Y Stock)(a)(b)	17,093,774
2,167,762	Great Lakes Dredge & Dock Corp.	11,380,751
232,600	URS Corp.(a)	11,539,286

		40,013,811

Diversified Consumer Services 1.6%
677,887	Bridgepoint Education, Inc.(a)(b)	16,662,462
510,401	Education Management Corp.(a)(b)	11,177,782

		27,840,244

Diversified Telecommunication Services 1.0%
978,008	tw telecom, inc. (Class A Stock)(a)(b)	17,750,845

Electric Utilities 0.3%
261,300	El Paso Electric Co.(a)	5,382,780

Electrical Equipment 1.3%
598,700	Polypore International, Inc.(a)	10,453,302
420,241	Woodward Governor Co.	13,439,307

		23,892,609

Electronic Equipment & Instruments 1.6%
381,858	Anixter International, Inc.(a)(b)	17,890,047
405,200	FLIR Systems, Inc.(a)(b)	11,426,640

		29,316,687

Energy Equipment & Services 1.5%
66,800	Core Laboratories N.V. (Netherlands)(b)	8,737,440
147,629	Dril-Quip, Inc.(a)(b)	8,981,748
135,000	Oceaneering International, Inc.(a)(b)	8,571,150

		26,290,338

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.9%
691,800	Ruddick Corp.(b)	$21,888,552
1,048,797	United Natural Foods, Inc.(a)(b)	29,502,660

		51,391,212

Food Products 1.3%
528,600	TreeHouse Foods, Inc.(a)	23,189,682

Health Care Equipment & Supplies 2.7%
330,500	Beckman Coulter, Inc.(b)	20,755,400
619,900	Insulet Corp.(a)(b)	9,354,291
387,515	Integra LifeSciences Holdings Corp.(a)(b)	16,984,782

		47,094,473

Health Care Providers & Services 8.6%
489,180	Air Methods Corp.(a)	16,632,120
702,560	AMERIGROUP Corp.(a)(b)	23,353,095
437,100	Centene Corp.(a)	10,507,884
150,777	Emergency Medical Services Corp. (Class A Stock)(a)	8,526,439
517,228	MWI Veterinary Supply, Inc.(a)(b)	20,896,011
549,600	Patterson Cos., Inc.	17,065,080
1,180,456	PSS World Medical, Inc.(a)(b)	27,752,521
764,800	Universal Health Services, Inc. (Class B Stock)	26,836,832

		151,569,982

Hotels, Restaurants & Leisure 2.8%
571,298	Cheesecake Factory, Inc. (The)(a)(b)	15,459,324
856,337	Texas Roadhouse, Inc. (Class A Stock)(a)(b)	11,894,521
184,200	Vail Resorts, Inc.(a)(b)	7,384,578
345,900	WMS Industries, Inc.(a)(b)	14,507,046

		49,245,469

Household Products 1.2%
310,700	Church & Dwight Co., Inc.	20,801,365

Insurance 5.9%
479,600	Aspen Insurance Holdings Ltd.(b)	13,831,664
63,500	Primerica, Inc.(a)	952,500
1,193,000	Protective Life Corp.	26,234,070
777,700	StanCorp Financial Group, Inc.	37,041,851
72,379	White Mountains Insurance Group Ltd.	25,694,545

		103,754,630

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.6%
878,000	Vitacost.com, Inc.(a)	$10,579,900

Internet Software & Services 3.1%
287,849	Digital River, Inc.(a)(b)	8,721,825
879,100	GSI Commerce, Inc.(a)(b)	24,324,697
715,516	Monster Worldwide, Inc.(a)(b)	11,884,721
649,280	SAVVIS, Inc.(a)	10,713,120

		55,644,363

IT Services 2.3%
210,500	Alliance Data Systems Corp.(a)(b)	13,469,895
356,900	Global Payments, Inc.	16,256,795
360,500	Wright Express Corp.(a)(b)	10,858,260

		40,584,950

Life Sciences Tools & Services 1.5%
611,900	Bruker Corp.(a)	8,964,335
219,700	Charles River Laboratories International, Inc.(a)(b)	8,636,407
128,715	Techne Corp.	8,197,858

		25,798,600

Machinery 3.7%
273,000	AGCO Corp.(a)(b)	9,792,510
545,829	IDEX Corp.	18,066,940
503,000	Pentair, Inc.	17,916,860
646,312	RBC Bearings, Inc.(a)	20,597,963

		66,374,273

Media 1.8%
505,500	John Wiley & Sons, Inc. (Class A Stock)	21,878,040
547,991	Regal Entertainment Group (Class A Stock)	9,628,202

		31,506,242

Metals & Mining 1.6%
144,000	Agnico-Eagle Mines Ltd.(b)	8,016,480
1,561,000	Hecla Mining Co.(a)(b)	8,538,670
412,100	RTI International Metals, Inc.(a)	12,498,993

		29,054,143

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 1.2%
578,500	Big Lots, Inc.(a)(b)	$21,068,970

Oil, Gas & Consumable Fuels 5.0%
645,500	Arch Coal, Inc.(b)	14,749,675
255,600	Atlas Energy, Inc.(b)	7,954,272
175,700	Bill Barrett Corp.(a)(b)	5,395,747

407,800	Cabot Oil & Gas Corp.	15,007,040
433,300	Concho Resources, Inc.(a)(b)	21,820,988
680,000	Quicksilver Resources, Inc.(a)(b)	9,567,600
173,900	Whiting Petroleum Corp.(a)	14,058,076

		88,553,398

Pharmaceuticals 1.3%
451,600	Cumberland Pharmaceuticals, Inc.(a)(b)	4,755,348
312,400	Perrigo Co.(b)	18,344,128

		23,099,476

Professional Services 2.5%
647,000	Corporate Executive Board Co. (The)	17,203,730
350,900	FTI Consulting, Inc.(a)(b)	13,797,388
686,200	Resources Connection, Inc.(a)	13,154,454

		44,155,572

Real Estate Investment Trusts 4.8%
681,500	Capstead Mortgage Corp.	8,150,740
4,785,700	Chimera Investment Corp.	18,616,373
1,450,500	Cogdell Spencer, Inc.	10,733,700
631,700	CreXus Investment Corp.	8,445,829
243,300	Kilroy Realty Corp.(b)	7,503,372
2,711,700	MFA Financial, Inc.	19,958,112
227,886	MID-America Apartment Communities, Inc.(b)	11,802,216

		85,210,342

Road & Rail 1.7%
362,400	Kansas City Southern(a)(b)	13,108,008
199,400	Landstar System, Inc.(b)	8,370,812
725,000	Vitran Corp., Inc. (Class A Stock)(a)	8,772,500

		30,251,320

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 4.4%
660,562	ATMI, Inc.(a)	$12,755,452
809,100	Cavium Networks, Inc.(a)(b)	20,114,226
150,700	Intersil Corp. (Class A Stock)(b)	2,224,332
53,000	Maxlinear, Inc. (Class A Stock)(a)	940,750
967,500	MEMC Electronic Materials, Inc.(a)(b)	14,831,775
643,300	Power Integrations, Inc.(b)	26,503,960

		77,370,495

Software 3.9%
678,300	Ariba, Inc.(a)	8,716,155
1,078,899	CommVault Systems, Inc.(a)(b)	23,034,494
611,700	Informatica Corp.(a)(b)	16,430,262
781,169	Quest Software, Inc.(a)	13,896,996
313,300	SolarWinds, Inc.(a)(b)	6,786,078

		68,863,985

Specialty Retail 0.2%
134,919	Hhgregg, Inc.(a)	3,405,356

Textiles, Apparel & Luxury Goods 2.1%
312,800	Phillips-Van Heusen Corp.	17,942,208
399,600	Warnaco Group, Inc. (The)(a)	19,064,916

		37,007,124

Water Utilities 0.6%
658,900	Aqua America, Inc.(b)	11,576,873

Wireless Telecommunication Services 4.0%
1,650,847	NTELOS Holdings Corp.	29,368,568
1,141,400	SBA Communications Corp. (Class A Stock)(a)(b)	41,170,298

		70,538,866

	Total common stocks (cost $1,365,843,141)	1,699,294,877

EXCHANGE TRADED FUND 0.4%

Exchange Traded Fund
266,000	SPDR KBW Regional Banking ETF (cost $6,589,673)(b)	6,974,520

	Total long-term investments (cost $1,372,432,814)	1,706,269,397

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 29.5%

Affiliated Money Market Mutual Fund
522,601,640	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $522,601,640; includes $468,717,812 of cash collateral received for securities on loan)(c)(d)	$522,601,640

	Total Investments 125.9% (cost $1,895,034,454; Note 5)	2,228,871,037
	Liabilities in excess of other assets (25.9%)	(458,820,961)

	Net Assets 100.0%	$1,770,050,076

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $452,387,408; cash collateral of $468,717,812 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments

as of March 31, 2010 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,699,294,877	$—	$—
Exchange Traded Fund	6,974,520	—	—
Affiliated Money Market Mutual Fund	522,601,640	—	—

	2,228,871,037	—	—
Other Financial Instruments*	—	—	—

Total	$2,228,871,037	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 9/30/09	$5,471,076
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(5,471,076)

Balance as of 3/31/10	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 26.5% of collateral received for securities on loan)	29.5%
Health Care Providers & Services	8.6
Insurance	5.9
Oil, Gas & Consumable Fuels	5.0
Real Estate Investment Trusts	4.8
Semiconductors & Semiconductor Equipment	4.4
Wireless Telecommunication Services	4.0
Software	3.9
Machinery	3.7
Internet Software & Services	3.1

See Notes to Financial Statements.

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Industry (cont’d.)
Communications Equipment	3.0%
Food & Staples Retailing	2.9
Hotels, Restaurants & Leisure	2.8
Commercial Services & Supplies	2.7
Health Care Equipment & Supplies	2.7
Professional Services	2.5
Capital Markets	2.4
Construction & Engineering	2.3
IT Services	2.3
Textiles, Apparel & Luxury Goods	2.1
Chemicals	1.8
Media	1.8
Commercial Banks	1.7
Road & Rail	1.7
Diversified Consumer Services	1.6
Electronic Equipment & Instruments	1.6
Metals & Mining	1.6
Energy Equipment & Services	1.5
Life Sciences Tools & Services	1.5
Electrical Equipment	1.3
Food Products	1.3
Pharmaceuticals	1.3
Household Products	1.2
Multiline Retail	1.2
Aerospace & Defense	1.0
Diversified Telecommunication Services	1.0
Air Freight & Logistics	0.9
Computers & Peripherals	0.8
Internet & Catalog Retail	0.6
Water Utilities	0.6
Biotechnology	0.4
Exchanged Traded Fund	0.4
Electric Utilities	0.3
Specialty Retail	0.2

125.9
Liabilities in excess of other assets	(25.9)

100.0%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Statement of Assets and Liabilities

as of March 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $452,387,408:
Unaffiliated investments (cost $1,372,432,814)	$1,706,269,397
Affiliated investments (cost $522,601,640)	522,601,640
Cash	1,720,210
Receivable for Fund shares sold	12,247,172
Dividends receivable	2,329,788
Receivable for investments sold	338,469
Prepaid expenses	11,012

Total assets	2,245,517,688

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	468,717,812
Payable for capital stock repurchased	2,850,619
Payable for investments purchased	1,993,588
Management fee payable	982,683
Accrued expenses	431,101
Distribution fee payable	314,717
Affiliated transfer agent fee payable	167,437
Deferred directors’ fees	9,655

Total liabilities	475,467,612

Net Assets	$1,770,050,076

Net assets were comprised of:
Common stock, at par	$1,017,627
Paid-in capital in excess of par	1,813,726,507

1,814,744,134
Undistributed net investment income	688,704
Accumulated net realized loss on investments	(379,219,345)
Net unrealized appreciation on investments	333,836,583

Net assets, March 31, 2010	$1,770,050,076

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($820,394,520 ÷ 47,064,362 shares of common stock issued and outstanding)	$17.43
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.44

Class B
Net asset value, offering price and redemption price per share ($26,508,305 ÷ 2,017,796 shares of common stock issued and outstanding)	$13.14

Class C
Net asset value, offering price and redemption price per share ($86,051,177 ÷ 6,499,718 shares of common stock issued and outstanding)	$13.24

Class L
Net asset value, offering price and redemption price per share ($5,626,191 ÷ 326,175 shares of common stock issued and outstanding)	$17.25
Maximum sales charge (5.75% of offering price)	1.05

Maximum offering price to public	$18.30

Class M
Net asset value, offering price and redemption price per share ($2,646,748 ÷ 201,438 shares of common stock issued and outstanding)	$13.14

Class R
Net asset value, offering price and redemption price per share ($28,419,213 ÷ 1,645,977 shares of common stock issued and outstanding)	$17.27

Class X
Net asset value, offering price and redemption price per share ($1,658,482 ÷ 125,126 shares of common stock issued and outstanding)	$13.25

Class Z
Net asset value, offering price and redemption price per share ($798,745,440 ÷ 43,882,113 shares of common stock issued and outstanding)	$18.20

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,888)	$9,516,754
Affiliated income from securities loaned, net	703,417
Affiliated dividend income	67,043

Total income	10,287,214

Expenses
Management fee	5,261,361
Distribution fee—Class A	1,098,627
Distribution fee—Class B	126,080
Distribution fee—Class C	384,328
Distribution fee—Class L	13,339
Distribution fee—Class M	14,427
Distribution fee—Class R	58,483
Distribution fee—Class X	9,131
Transfer agent’s fee and expenses (including affiliated expense of $316,000)	1,015,000
Reports to shareholders	85,000
Custodian’s fees and expenses	78,000
Registration fees	60,000
Directors’ fees	30,000
Insurance	16,000
Legal fees and expenses	16,000
Audit fee	11,000
Miscellaneous	14,284

Total expenses	8,291,060

Net investment income	1,996,154

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	4,048,474
Net change in unrealized appreciation (depreciation) on investments	212,743,923

Net gain on investments	216,792,397

Net Increase In Net Assets Resulting From Operations	$218,788,551

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2010	Year Ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,996,154	$4,904,137
Net realized gain (loss) on investments	4,048,474	(374,909,940)
Net change in unrealized appreciation (depreciation) on investments	212,743,923	266,887,048

Net increase (decrease) in net assets resulting from operations	218,788,551	(103,118,755)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(641,592)	(2,701,037)
Class L	(218)	(16,209)
Class R	—	(39,230)
Class Z	(2,131,966)	(2,992,273)

	(2,773,776)	(5,748,749)

Distributions from net realized gains
Class A	—	(39,890,161)
Class B	—	(2,601,759)
Class C	—	(5,805,383)
Class L	—	(363,231)
Class M	—	(430,804)
Class R	—	(879,091)
Class X	—	(228,184)
Class Z	—	(29,586,209)

	—	(79,784,822)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	292,616,670	374,308,128
Net asset value of shares issued in reinvestment of dividends and distributions	2,084,595	67,468,586
Cost of shares reacquired	(168,024,086)	(318,782,427)

Net increase in net assets from Fund share transactions	126,677,179	122,994,287

Capital Contributions (Note 6)
Proceeds from third party regulatory settlement	350,746	—

Total increase (decrease)	343,042,700	(65,658,039)

Net Assets:
Beginning of period	1,427,007,376	1,492,665,415

End of period(a)	$1,770,050,076	$1,427,007,376

(a) Includes undistributed net investment income of:	$688,704	$1,466,326

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) formerly known as Jennison Small Company Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s

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financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions,

Prudential Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .68% for the six months ended March 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, R, X

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of Class R shares.

PIMS has advised the Fund that it received $188,710 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2010, it received $15, $27,933, $3,045, $1,602, and $367 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2010, the Fund incurred approximately $848,600, in total networking fees, of which approximately $60,100 was paid to

24	Visit our website at www.prudentialfunds.com

Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund) pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2010, PIM has been compensated approximately $260,200 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2010 were $502,371,214 and $410,215,251, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,913,840,215	$357,592,270	$(42,561,448)	$315,030,822

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at September 30, 2009 of approximately $61,810,000 of which $1,405,000 expires in 2010 and $60,405,000 expires in 2017. Approximately $4,720,000 of its capital loss carryforward had expired in the fiscal year ended September 30, 2009. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The Fund elected to treat post-October capital losses of approximately $300,561,000 as having been incurred in the following fiscal year (September 30, 2010).

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners and JennisonDryden Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Class A shares consist of 190 million authorized shares. Class B, Class C, Class L and Class M shares each consist of 180 million authorized shares. Class X consist of 170 million shares. Class R, and Class Z shares consist of 85 million shares. As of March 31, 2010, Prudential owned 150 Class R shares.

26	Visit our website at www.prudentialfunds.com

For the six months ended March 31, 2010, the Fund received $350,746 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the payment.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2010:
Shares sold	7,164,886	$114,057,425
Shares issued in reinvestment of dividends and distributions	37,870	576,762
Shares reacquired	(5,488,518)	(87,562,597)

Net increase (decrease) in shares outstanding before conversion	1,714,238	27,071,590
Shares issued upon conversion from Class B, M and X	137,836	2,223,316

Net increase (decrease) in shares outstanding	1,852,074	$29,294,906

Year ended September 30, 2009:
Shares sold	11,243,972	$141,843,347
Shares issued in reinvestment of dividends and distributions	3,757,589	38,176,721
Shares reacquired	(12,814,217)	(155,687,112)

Net increase (decrease) in shares outstanding before conversion	2,187,344	24,332,956
Shares issued upon conversion from Class B, M and X	693,762	8,481,389

Net increase (decrease) in shares outstanding	2,881,106	$32,814,345

Class B
Six months ended March 31, 2010:
Shares sold	139,604	$1,681,516
Shares reacquired	(210,684)	(2,548,571)

Net increase (decrease) in shares outstanding before conversion	(71,080)	(867,055)
Shares reacquired upon conversion into Class A	(74,438)	(920,649)

Net increase (decrease) in shares outstanding	(145,518)	$(1,787,704)

Year ended September 30, 2009:
Shares sold	299,583	$2,819,777
Shares issued in reinvestment of dividends and distributions	300,250	2,332,687
Shares reacquired	(592,588)	(5,453,549)

Net increase (decrease) in shares outstanding before conversion	7,245	(301,085)
Shares reacquired upon conversion into Class A	(675,180)	(6,265,165)

Net increase (decrease) in shares outstanding	(667,935)	$(6,566,250)

Class C
Six months ended March 31, 2010:
Shares sold	821,746	$9,977,587
Shares reacquired	(597,496)	(7,206,741)

Net increase (decrease) in shares outstanding	224,250	$2,770,846

Year ended September 30, 2009:
Shares sold	1,333,881	$12,706,316
Shares issued in reinvestment of dividends and distributions	517,637	4,032,393
Shares reacquired	(1,929,439)	(17,894,076)

Net increase (decrease) in shares outstanding	(77,921)	$(1,155,367)

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended March 31, 2010:
Shares sold	1,848	$28,909
Shares reacquired	(30,096)	(472,601)

Net increase (decrease) in shares outstanding	(28,248)	$(443,692)

Year ended September 30, 2009:
Shares sold	1,845	$22,326
Shares issued in reinvestment of dividends and distributions	37,063	373,591
Shares reacquired	(91,858)	(1,135,138)

Net increase (decrease) in shares outstanding	(52,950)	$(739,221)

Class M
Six months ended March 31, 2010:
Shares sold	934	$10,894
Shares reacquired	(26,409)	(312,943)

Net increase (decrease) in shares outstanding before conversion	(25,475)	(302,049)
Shares reacquired upon conversion into Class A	(63,091)	(760,024)

Net increase (decrease) in shares outstanding	(88,566)	$(1,062,073)

Year ended September 30, 2009:
Shares sold	15,502	$147,819
Shares issued in reinvestment of dividends and distributions	51,968	404,312
Shares reacquired	(93,590)	(861,279)

Net increase (decrease) in shares outstanding before conversion	(26,120)	(309,148)
Shares reacquired upon conversion into Class A	(177,774)	(1,639,880)

Net increase (decrease) in shares outstanding	(203,894)	$(1,949,028)

Class R
Six months ended March 31, 2010:
Shares sold	584,394	$9,260,697
Shares reacquired	(269,092)	(4,278,744)

Net increase (decrease) in shares outstanding	315,302	$4,981,953

Year ended September 30, 2009:
Shares sold	831,227	$10,457,936
Shares issued in reinvestment of dividends and distributions	62,875	635,665
Shares reacquired	(406,427)	(4,993,839)

Net increase (decrease) in shares outstanding	487,675	$6,099,762

28	Visit our website at www.prudentialfunds.com

Class X	Shares	Amount
Six months ended March 31, 2010:
Shares sold	2,507	$31,995
Shares reacquired	(20,584)	(247,271)

Net increase (decrease) in shares outstanding before conversion	(18,077)	(215,276)
Shares reacquired upon conversion into Class A	(44,863)	(542,643)

Net increase (decrease) in shares outstanding	(62,940)	$(757,919)

Year ended September 30, 2009:
Shares sold	13,128	$122,585
Shares issued in reinvestment of dividends and distributions	28,964	226,498
Shares reacquired	(48,131)	(432,905)

Net increase (decrease) in shares outstanding before conversion	(6,039)	(83,822)
Shares reacquired upon conversion into Class A	(58,462)	(576,344)

Net increase (decrease) in shares outstanding	(64,501)	$(660,166)

Class Z
Six months ended March 31, 2010:
Shares sold	9,310,731	$157,567,647
Shares issued in reinvestment of dividends and distributions	94,832	1,507,833
Shares reacquired	(3,914,013)	(65,394,618)

Net increase (decrease) in shares outstanding	5,491,550	$93,680,862

Year ended September 30, 2009:
Shares sold	15,838,140	$206,188,022
Shares issued in reinvestment of dividends and distributions	2,008,181	21,286,719
Shares reacquired	(10,346,067)	(132,324,529)

Net increase (decrease) in shares outstanding	7,500,254	$95,150,212

Note 7. Borrowings and Overdrafts

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009 the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended March 31, 2010.

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

30	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

MARCH 31, 2010	SEMIANNUAL REPORT

Prudential Jennison Small Company Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.21

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	2.22

Total from investment operations	2.23

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Capital contributions	—	(f)

Net asset value, end of period	$17.43

Total Return(b):	14.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$820,395
Average net assets (000)	$734,328
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.15	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income (loss)	.18	%(d)
Portfolio turnover rate	28	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Less than $0.005 per share.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class A
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$17.87	$22.50	$19.73	$20.48	$18.71

.05	.02	.07	(.04)	(.02)
(1.66)	(3.80)	3.79	2.01	4.19

(1.61)	(3.78)	3.86	1.97	4.17

(.07)	(.04)	—	—	—
(.98)	(.81)	(1.09)	(2.72)	(2.40)

(1.05)	(.85)	(1.09)	(2.72)	(2.40)

—	—	—	—	—

$15.21	$17.87	$22.50	$19.73	$20.48

(6.16)%	(17.31)%	20.16%	10.46%	24.46%

$687,776	$756,432	$941,912	$604,534	$416,456
$543,722	$879,220	$797,330	$518,412	$358,647

1.23%	1.18%	1.12%	1.17%	1.23%
.93%	.90%	.87%	.92%	.98%
.39%	.08%	.32%	(.20)%	(.10)%
55%	70%	51%	66%	78%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.49

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.68

Total from investment operations	1.65

Less Distributions:
Distributions from net realized gains	—

Capital contributions	—	(e)

Net asset value, end of period	$13.14

Total Return(b):	14.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,508
Average net assets (000)	$25,281
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment loss	(.53	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$13.96	$17.92	$16.04	$17.25	$16.21

(.03)	(.10)	(.08)	(.15)	(.17)
(1.46)	(3.05)	3.05	1.66	3.61

(1.49)	(3.15)	2.97	1.51	3.44

(.98)	(.81)	(1.09)	(2.72)	(2.40)

—	—	—	—	—

$11.49	$13.96	$17.92	$16.04	$17.25

(7.36)%	(18.22)%	19.28%	9.65%	23.57%

$24,858	$39,525	$65,430	$58,254	$68,701
$23,894	$52,933	$65,520	$64,596	$80,151

1.93%	1.90%	1.87%	1.92%	1.98%
.93%	.90%	.87%	.92%	.98%
(.28)%	(.65)%	(.44)%	(.97)%	(.83)%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.59

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.68

Total from investment operations	1.65

Less Distributions:
Distributions from net realized gains	—

Capital contributions	—	(e)

Net asset value, end of period	$13.24

Total Return(b):	14.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$86,051
Average net assets (000)	$77,065
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment loss	(.52	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$14.01	$17.92	$16.03	$17.25	$16.21

(.03)	(.10)	(.07)	(.14)	(.17)
(1.41)	(3.00)	3.05	1.64	3.61

(1.44)	(3.10)	2.98	1.50	3.44

(.98)	(.81)	(1.09)	(2.72)	(2.40)

—	—	—	—	—

$11.59	$14.01	$17.92	$16.03	$17.25

(6.91)%	(17.92)%	19.28%	9.65%	23.57%

$72,707	$88,990	$131,201	$69,557	$21,692
$59,309	$110,816	$111,147	$42,326	$18,627

1.93%	1.90%	1.87%	1.92%	1.98%
.93%	.90%	.87%	.92%	.98%
(.30)%	(.65)%	(.40)%	(.86)%	(.99)%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class L

	Six Months Ended March 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.06

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investment transactions	2.19

Total from investment operations	2.19

Less Dividends and Distributions:
Dividends from net investment income	—	(e)
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(e)

Net asset value, end of period	$17.25

Total Return(c):	14.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,626
Average net assets (000)	$5,350
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.35	%(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(f)
Net investment income (loss)	(.03	)%(f)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Class L
Year Ended September 30,		March 2, 2007(a) through September 30, 2007(b)
2009(b)	2008(b)

$17.76	$22.37	$20.09

.02	(.03)	.05
(1.70)	(3.77)	2.23

(1.68)	(3.80)	2.28

(.04)	—	—
(.98)	(.81)	—

(1.02)	(.81)	—

—	—	—

$15.06	$17.76	$22.37

(6.63)%	(17.48)%	11.35%

$5,336	$7,234	$10,783
$4,688	$9,085	$11,345

1.43%	1.40%	1.37	%(f)
.93%	.90%	.87	%(f)
.20%	(.15)%	.37	%(f)

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended March 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.47

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.70

Total from investment operations	1.67

Less Distributions:
Distributions from net realized gains	—

Capital contributions	—	(f)

Net asset value, end of period	$13.14

Total Return(c):	14.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,647
Average net assets (000)	$2,893
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)
Net investment loss	(.54	)%(e)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Less than $0.005 per share.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class M
Year Ended September 30,		March 2, 2007(a) through September 30, 2007(b)
2009(b)	2008(b)

$13.94	$17.91	$16.14

(.02)	(.11)	(.01)
(1.47)	(3.05)	1.78

(1.49)	(3.16)	1.77

(.98)	(.81)	—

—	—	—

$11.47	$13.94	$17.91

(7.40)%	(18.28)%	10.97%

$3,327	$6,882	$20,457
$3,658	$11,781	$24,257

1.93%	1.90%	1.87	%(e)
.93%	.90%	.87	%(e)
(.24)%	(.68)%	(.12	)%(e)

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.08

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investment transactions	2.19

Total from investment operations	2.19

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Capital contributions	—	(e)

Net asset value, end of period	$17.27

Total Return(b):	14.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,419
Average net assets (000)	$23,454
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.35	%(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(f)
Net investment income (loss)	(.01	)%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

		Class R
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$17.75	$22.36	$19.67	$20.47	$18.72

.02	(.03)	.02	(.07)	(.02)
(1.67)	(3.77)	3.76	1.99	4.17

(1.65)	(3.80)	3.78	1.92	4.15

(.04)	—	—	—	—
(.98)	(.81)	(1.09)	(2.72)	(2.40)

(1.02)	(.81)	(1.09)	(2.72)	(2.40)

—	—	—	—	—

$15.08	$17.75	$22.36	$19.67	$20.47

(6.48)%	(17.48)%	19.80%	10.25%	24.27%

$20,069	$14,967	$12,701	$2,121	$35
$13,468	$15,274	$6,377	$677	$12

1.43%	1.40%	1.37%	1.42%	1.48%
.93%	.90%	.87%	.92%	.98%
.16%	(.13)%	.12%	(.34)%	(.36)%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended March 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.57

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.71

Total from investment operations	1.68

Less Distributions:
Distributions from net realized gains	—

Capital contributions	—	(f)

Net asset value, end of period	$13.25

Total Return(c):	14.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,659
Average net assets (000)	$1,831
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85	%(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)
Net investment loss	(.54	)%(e)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Less than $0.005 per share.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class X
Year Ended September 30,		March 2, 2007(a) through September 30, 2007(b)
2009(b)	2008(b)

$14.02	$17.92	$16.14

(.03)	(.07)	(.01)
(1.44)	(3.02)	1.79

(1.47)	(3.09)	1.78

(.98)	(.81)	—

—	—	—

$11.57	$14.02	$17.92

(7.18)%	(17.87)%	11.03%

$2,176	$3,540	$5,984
$2,191	$4,796	$6,266

1.93%	1.68%	1.87	%(e)
.93%	.90%	.87	%(e)
(.28)%	(.44)%	(.14	)%(e)

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.91

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	2.30

Total from investment operations	2.34

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total dividends and distributions	(.05)

Capital contributions	—	(e)

Net asset value, end of period	$18.20

Total Return(b):	14.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$798,745
Average net assets (000)	$676,063
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)
Net investment income	.48	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Less than $0.005 per share.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class Z
Year Ended September 30,
2009(a)	2008(a)	2007(a)	2006(a)	2005

$18.62	$23.42	$20.49	$21.13	$19.18

.09	.08	.14	.02	.04
(1.72)	(3.97)	3.88	2.06	4.31

(1.63)	(3.89)	4.02	2.08	4.35

(.10)	(.10)	—	—	—
(.98)	(.81)	(1.09)	(2.72)	(2.40)

(1.08)	(.91)	(1.09)	(2.72)	(2.40)

—	—	—	—	—

$15.91	$18.62	$23.42	$20.49	$21.13

(5.89)%	(17.14)%	20.20%	10.80%	24.72%

$610,758	$575,095	$674,364	$189,508	$40,126
$452,879	$659,205	$460,435	$97,368	$46,314

.93%	.90%	.87%	.92%	.98%
.93%	.90%	.87%	.92%	.98%
.67%	.36%	.62%	.09%	.15%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	47

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	58,759,203.068	1,831,231.100

Linda W. Bynoe	58,675,921.346	1,914,512.822

Michael S. Hyland	58,928,765.372	1,661,668.796

Douglas H. McCorkindale	58,818,885.657	1,771,548.511

Stephen P. Munn	58,791,801.818	1,798,632.350

Richard A. Redeker	58,875,025.918	1,715,408.250

Robin B. Smith	58,690,923.316	1,899,510.852

Stephen G. Stoneburn	58,885,244.418	1,705,189.750

Judy A. Rice	58,898,294.900	1,692,139.268

Scott E. Benjamin	58,892,454.387	1,697,979.781

48	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Small Company Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	N/A	JSCMX	JSCRX	N/A	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N606	74441N705	74441N507	74441N804	74441N408

MF109E2    0179214-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)    Code of Ethics – Not required, as this is not an annual filing.

        (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

        (3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Prudential Jennison Small Company Fund, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: May 25, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: May 25, 2010